Convertible Debt - Narrative (Details) - Koch Strategic Platforms Convertible Note	Sep. 29, 2021 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes	$ 100,000,000
Borrowings, conversion price (in dollars per share) | $ / shares	$ 13.43
Percentage of 7-day-volume weighted average price of common shares used to determine conversion price	125.00%
Borrowings, conversion price triggering conversion feature (in dollars per share) | $ / shares	$ 17.46
Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 27,681,043
Debt Principal
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72,318,957
LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.00%
Adjustment to paid in kind interest rate	6.00%
LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	1.00%
LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	2.00%